Financial Instruments and Risk Management - Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	¥ 127,926
Total assets	1,129,239	¥ 1,713,303
Recurring
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	127,926
Financial assets at fair value through other comprehensive income	576,994
Total assets	704,920
Recurring | Level 1
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	127,926
Financial assets at fair value through other comprehensive income	283,238
Total assets	411,164
Recurring | Level 2
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	293,756
Total assets	¥ 293,756